Note 13 - Guarantees (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Finance lease liabilities, guarantee	$ 11.6
Finance lease liabilities, guarantee term	10 years